UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2001.

(Please read instructions before preparing form.)

If amended report check here: |_|

Christopher Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Christopher Knowlton  212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 7th day of February, 2002.

                                      CHRISTOPHER KNOWLTON
                                      (Name of Institutional Investment Manager)


                                      /s/ Christopher Knowlton
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                  13F File No.:
-----                                                  -------------

                         Christopher Knowlton - Form 13F


     In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Christopher Knowlton by Knowlton Brothers, Inc.

                                                                       Investment Discretion                     Voting Authority

====================================================================================================================================
                                                                                  Shared
Issuer                       Class       CUSIP        Value      Position   Sole  Instr.V  Shared   Managers     Sole    Shared
====================================================================================================================================
AES Corp.                     COM      00130H105   5415316.20     331212                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

AES Corp.                     COM      00130H105      1803405     110300                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Alloy Online                  COM       19855105      3418964     158800                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Altera Corp.                  COM       21441100    997976.60      47030                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Altera Corp.                  COM       21441100       471084      22200                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Altera Corp.                  COM       21441100       388326      18300                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

American Superconductor       COM       30111108       304048      24800                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

AT&T Liberty Media            COM      530718105      1351000      96500                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Analog Devices.               COM       32654105       386193       8700                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Artisan Components            COM       42923102       290325      18375                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Artisan Components            COM       42923102       302175      19125                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Biosite Diagnostic            COM       90945106        91850       5000                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Celgene                       COM      151020104      1021440      32000                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Celgene                       COM      151020104       612864      19200                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Cell Genesys                  COM      150921104       355572      15300                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM      192422103   2583818.51     100891                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM      192422103       366223      14300                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Cognex Corp.                  COM      192422103       945009      36900                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Cognizant Tech Solutions      COM      192446102       741738      18100                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Cognizant Tech Solutions      COM      192446102      1126950      27500                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM      278856109   5657228.75     337745                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM      278856109      1254575     74,900                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Eclipsys                      COM      278856109       834150      49800                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Elan                          COM      284131208       364986       8100                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Electronics for Imaging       COM      286082102   2500683.28     112088                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

E-Trade Group                 COM      269246104       536075      52300                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Exult                         COM      302284104       693360      43200                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Exult                         COM      302284104       340260      21200                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Flextronics                   COM      Y2573F102      1038767      43300                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Flextronics                   COM      Y2573F102       475002      19800                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Genzyme Corp Gen. Div         COM      372917104       903886      15100                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Gentex                        COM      371901109   1623553.47      60739                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Gentex                        COM      371901109       459756      17200                   X        1,  2, 3              X
------------------------------------------------------------------------------------------------------------------------------------

Hollis Eden                   COM      435902101   5399032.86     532449                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Hollis Eden                   COM      435902101       375180      37000                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

HNC Software                  COM      40425P107   4335022.80     210438                   X        1, 2, 3,              X
------------------------------------------------------------------------------------------------------------------------------------

HNC Software                  COM      40425P107       523240      25400                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

HNC Software                  COM      40425P107       325480      15800                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Human Genome Sciences         COM      444903108       360804      10700                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Human Genome Sciences         COM      444903108       310224       9200                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Idexx Laboratories Corp.      COM       4518d104      1208824      42400                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

IDX Systems                   COM      449491109      1771962     136200                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Imanage                       COM      45245Y105      1256088     159200                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Impath                        COM      45255G101   4695359.90     105490                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Impath                        COM      45255G101       885749      19900                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Impath                        COM      45255G101       449551      10100                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

IMS Health                    COM      449934108       325817      16700                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Innoveda                      COM      45769F102       612900     340500                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Internet Security Systems     COM      46060X107   2153341.96      67166                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM      466313103      1195072      52600                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM      466313103   1008472.64      44387                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Jabil Circuit                 COM      466313103       459512      20225                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Legato Systems                COM      524651106       490266      37800                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Maxwell Shoe                  COM      577766108       792420      56200                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Mercury Computer              COM      589378108       997305      25500                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Mercury Computer              COM      589378108       844776      21600                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Mercury Interactive           COM      589405109   2029285.60      59720                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Mercury Interactive           COM      589405109       492710      14500                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Micron Technology             COM      595112103       430900      13900                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

MRV Communications Inc.       COM      553477100    584530.64     137861                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

MRV Communications Inc.       COM      553477100       383296      90400                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

MRV Communications Inc.       COM      553477100       892944     210600                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

National Instruments          COM      636518102       164824       4400                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Netwolves                     COM      64120V102    407944.35     100727                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Netwolves                     COM      64120V102       157950      39000                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Network Associates            COM      640938106   8635864.60     334076                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Network Associates            COM      640938106      2765950     107000                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Network Associates            COM      640938106      1129645      43700                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Oak Technology                COM      671802106   4459922.50     324358                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Oak Technology                COM      671802106       731500      53200                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Parametric Technology Corp.   COM      699173100    767847.96      98316                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Parametric Technology Corp.   COM      699173100       499840      64000                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Pinnacle Systems              COM      723481107   3033365.84     382036                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Pinnacle Systems              COM      723481107    514384.96      64784                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Presstek                      COM      741113104       371385      40500                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

QRS                           COM      74726X105      5105328     362080                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

QRS                           COM      74726X105       463890      32900                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Rational Software             COM      75409P202   5572378.50     285763                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Rational Software             COM      75409P202      1462500      75000                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Rational Software             COM      75409P202      1074450      55100                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Solectron                     COM      834182107   2604145.92     230864                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Solectron                     COM      834182107       846000      75000                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Synopsis                      COM      871607107   5309152.53      89879                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Synopsis                      COM      871607107       596607      10100                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Synopsis                      COM      871607107      1405866      23800                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

TALX                          COM      874918105       759392      30400                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Thoratec                      COM      885175307      5044597     296741                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Thoratec                      COM      885175307      1025100      60300                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Tripos                        COM      896928108      1455420      76200                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Tripos                        COM      896928108       374360      19600                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Verisign                      COM      92343E102       407028      10700                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Verisity                      COM      M97385112       377105      19900                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Verisity                      COM      M97385112       407425      21500                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Vertex Pharmaceuticals        COM      92532F100       295080      12000                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Vertex Pharmaceuticals        COM      92532F100       447538      18200                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Wind River Systems            COM      973149107   1138789.44      63584                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Wind River Systems            COM      973149107    867202.20      48420                   X        1, 2, 3, 4            X
------------------------------------------------------------------------------------------------------------------------------------

Wind River Systems            COM      973149107       671625      37500                   X        1, 2, 3               X
------------------------------------------------------------------------------------------------------------------------------------

Xilinx Inc.                   COM      983919101       441265      11300                   X        1, 2, 3, 4            X
====================================================================================================================================

TOTAL                                            137039295.01
====================================================================================================================================